SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Property, Plant, and Equipment [Line Items]
Machinery and equipment	¥ 2,565	¥ 2,565
Tools, furniture, and fixtures	96,068	95,738
Vehicles	700	700
Less: Accumulated depreciation	(82,745)	(71,911)
Property and equipment, net	¥ 16,588	¥ 27,092
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful lives	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful lives	2 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful lives	5 years
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Useful lives	7 years